Note 14 - Financial assets at amortised cost- Reclassified to Financial assets at amortised cost from Available-for-sale financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Date [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	€ 12,024
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	12,024
end of current year [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	1,467	€ 7,236	€ 10,433
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	1,486	7,286	10,498
BBVA, S.A. [Member] | Reclassification Date [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	6,488
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	6,488
BBVA, S.A. [Member] | end of current year [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	2,859	5,381	6,230
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	2,668	5,392	6,083
Turkiye Garanti Bankasi, S.A [Member] | Reclassification Date [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	18,512
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	18,512
Turkiye Garanti Bankasi, S.A [Member] | end of current year [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Financial Assets Reclassified Out Of Available for sale Financial Assets Carrying Amount	4,326	12,617	16,663
Financial Assets Reclassified Out Of Available for sale Financia lAssets At Fair Value	€ 4,154	€ 12,678	€ 16,581